Lines of Credit and Debt (Schedule of Total Debt Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Notes Payable, 6.28% Interest Rate, Due Through November 2015 [Member]	Dec. 31, 2011 Notes Payable, 6.28% Interest Rate, Due Through November 2015 [Member]	Dec. 31, 2012 Senior Unsecured Notes [Member] Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 [Member]	Oct. 12, 2012 Senior Unsecured Notes [Member] Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 [Member]	Dec. 31, 2012 Senior Unsecured Notes [Member] Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 [Member]	Oct. 12, 2012 Senior Unsecured Notes [Member] Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 [Member]	Dec. 31, 2012 Senior Unsecured Notes [Member] Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 [Member]	Oct. 12, 2012 Senior Unsecured Notes [Member] Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 [Member]	Dec. 31, 2012 QIAGEN Euro Finance [Member] Convertible Notes 3.25% Due in 2026 [Member]	Dec. 31, 2011 QIAGEN Euro Finance [Member] Convertible Notes 3.25% Due in 2026 [Member]	May 31, 2006 QIAGEN Euro Finance [Member] Convertible Notes 3.25% Due in 2026 [Member]	Dec. 31, 2012 QIAGEN Finance [Member] Convertible Notes 1.5% Due in 2024 [Member]	Dec. 31, 2011 QIAGEN Finance [Member] Convertible Notes 1.5% Due in 2024 [Member]	Aug. 31, 2004 QIAGEN Finance [Member] Convertible Notes 1.5% Due in 2024 [Member]
Debt Instrument [Line Items]
Effective interest rate														3.70%			1.80%
Total long-term debt	$ 846,992	$ 447,622	$ 1,992	$ 2,622	$ 73,000		$ 0	$ 300,000		$ 0	$ 27,000		$ 0	$ 300,000	$ 300,000		$ 145,000	$ 145,000
Less current portion	948	1,617
Long-term portion	$ 846,044	$ 446,005
Stated interest rates			6.28%		3.19%	3.19%		3.75%	3.75%		3.90%	3.90%				3.25%			1.50%